Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited (in Dollars and Dollars)		$ (70,409,731)	$ (9,049,044)		$ (5,487,765)
Weighted average number of ordinary shares
Basic		16,462,500	16,462,500		15,262,500
Diluted		16,432,830	16,432,830		14,933,987
Net loss per share attributable to ordinary shareholders
Basic (in Dollars per share and Dollars per share) | (per share)		$ (4)		[1],[2]
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (4)		[1],[2]
Successor [Member]
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited (in Dollars and Dollars) | $						$ (6,830,973)
Weighted average number of ordinary shares
Basic						13,250,000
Diluted						1,169,808
Net loss per share attributable to ordinary shareholders
Basic (in Dollars per share and Dollars per share) | $ / shares						$ (1)
Diluted (in Dollars per share and Dollars per share) | $ / shares						$ (6)
Predecessor [Member]
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited (in Dollars and Dollars) | $	$ (156,387)					$ (156,387)
Weighted average number of ordinary shares
Basic	20,000
Diluted
Net loss per share attributable to ordinary shareholders
Basic (in Dollars per share and Dollars per share) | $ / shares	$ (8)
Diluted (in Dollars per share and Dollars per share) | $ / shares

[1]	The balance represents an amount less than US$1.
[2]	The balance represents an amount less than US$1.